Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

10. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities as of September 30, 2024 and March 31, 2024 consisted of the following:

	As of September 30, 2024	As of March 31, 2024
Taxes payable	$3,309	$2,554
Other payables and current liabilities	7,737	7,381
Total accrued expenses and other current liabilities	$11,046	$9,935

10. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities as of March 31, 2024 and 2023 consisted of the following:

	As of March 31,
	2024	2023
Taxes payable	$2,554	$2,114
Other payables and current liabilities	7,381	6,517
Total accrued expenses and other current liabilities	$9,935	$8,631